UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2013


[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA WORLD GROWTH FUND]

 ======================================================

        SEMIANNUAL REPORT
        USAA WORLD GROWTH FUND
        FUND SHARES o ADVISER SHARES
        NOVEMBER 30, 2013

 ======================================================

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO OWN A VARIETY OF
INVESTMENTS THAT TEND TO PERFORM                   [PHOTO OF DANIEL S. McNAMARA]
DIFFERENTLY IN DIFFERENT ENVIRONMENTS."

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DECEMBER 2013

As experienced investors know, major moves in an asset class can happen quickly. This was the case during the reporting period for both stocks and bonds. For stocks, it was essentially a tale of two markets. In the first half of the period, global stocks retreated on hints from Federal Reserve (the Fed) Chairman Ben Bernanke that the Fed might begin tapering (or reducing) its quantitative easing (QE) asset purchases. (Through QE, the Fed was buying $85 billion in U.S. Treasury securities and mortgage-backed securities every month in order to push down long-term interest rates and stimulate economic growth and it recently signaled that it will reduce this amount to $75 billion every month.) Overall, for the period between May 31, 2013, and September 5, 2013, international stocks (which exclude the United States and Europe) and European stocks gained about 3%, while U.S. stocks returned approximately 2%. Emerging market stocks declined.

Global stocks reversed direction in the second half of the reporting period, rallying strongly after the Fed delayed the inevitable taper. Between September 6, 2013, and November 29, 2013, European stocks gained more than 10%, outperforming U.S. and international stocks -- both of which advanced nearly a still-respectable 10% -- and emerging markets stocks, which recorded a return of about 8%. Varied performance, such as this, is an important reminder of the benefits of diversification: it is important to own a variety of investments that tend to perform differently in different environments.

In the bond market, longer-term interest rates rose on expectations of a reduction in the Fed's asset purchases. Bond prices, which move in the opposite direction of interest rates, declined. The increase in rates was most pronounced in the longer end of the yield curve -- in five-year, 10-year and 30-year maturities. For fixed-income investors, it was a mixed blessing. Higher rates meant a decrease in principal value. On the other hand, lower prices mean investors have the opportunity to reinvest at higher rates and earn more on any new investments. Meanwhile, short-term interest rates remained anchored near zero. The Fed has said it will keep the targeted federal funds rate between 0% and 0.25% as long as unemployment is above 6.5% and inflation remains below 2.5%.

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

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Looking ahead, I expect the Fed to continue its asset purchases for the foreseeable future. Janet Yellen, who has been nominated to succeed Bernanke, said this past November that she supports the continuation of the Fed's accommodative monetary policies. Yellen also told the Senate Banking Committee that the Fed would eventually have to begin tapering (which it subsequently stated it will do). However, I believe that the Fed will continue asset purchases, as the U.S. economy remains fragile.

As the Fed starts to taper its asset purchases, longer-term interest rates will probably increase. Though gradually rising rates can be a headwind for investors, fixed-income investing is not an all-or-none scenario. I believe that bonds continue to have a place in a diversified portfolio, in part because of the income they provide. Furthermore, the bond market is not one market but is actually a market of many different types of bonds, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes performed differently (some better and some worse than U.S. Treasuries) during the reporting period.

Meanwhile, equity valuations have risen faster than fundamentals. I believe valuations will continue to rise if economic growth accelerates and profit margins can maintain their current levels. If growth stalls or decelerates and profit margins decrease, earnings may disappoint and stocks may trim their gains.

Precious metals, like fixed-income securities, underperformed during the reporting period. The underperformance, in my view, was driven by concern that Fed tapering would be stronger than expected, which could lead to a rally in the U.S. dollar and reduce the need for inflation protection. Precious metals are typically used as a long-term inflation hedge. Exposure to gold and other precious metals and minerals may enhance overall portfolio diversification.

In the months ahead, rest assured that we will continue to monitor the financial markets as well as Congressional budget negotiations, Fed policy, economic trends, corporate earnings, and other factors that potentially could affect the performance of your investments. On behalf of everyone at USAA Asset Management Company, thank for your continued investment in our family of no-load mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License
# 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                              1

MANAGERS' COMMENTARY                                                        2

INVESTMENT OVERVIEW                                                         6

FINANCIAL INFORMATION

    Portfolio of Investments                                               12

    Notes to Portfolio of Investments                                      18

    Financial Statements                                                   19

    Notes to Financial Statements                                          22

EXPENSE EXAMPLE                                                            37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA WORLD GROWTH FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund invests its assets primarily in equity securities of both foreign (including emerging markets) and domestic issuers. The "equity securities" in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

While the Fund may invest in companies of any size, it generally focuses on companies with large market capitalizations. The Fund may invest a large percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors also may be considered.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF DAVID R. MANNHEIM]                  [PHOTO OF ROGER MORLEY]
     DAVID R. MANNHEIM                             ROGER MORLEY
     MFS Investment                                MFS Investment
     Management                                    Management

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o   HOW DID THE USAA WORLD GROWTH FUND (THE FUND SHARES) PERFORM DURING THE
    REPORTING PERIOD?

    For the reporting period ended November 30, 2013, the Fund Shares had a total return of 11.26%. This compares to returns of 10.95% for the Lipper Global Large-Cap Core Funds Index and 11.59% for the MSCI World Index (the Index).

o   PLEASE REVIEW MARKET CONDITIONS OVER THE ANNUAL PERIOD.

    As the period opened, global growth remained fairly muted, but markets were heartened by continued global central bank easing, including aggressive steps by the Bank of Japan to stimulate its economy. As the period progressed, positive economic data generally supported an upward trend in stock prices, although the road was not without its bumpy patches. After a fast start, stocks gave back much of their gains on uncertainty over U.S. Federal Reserve (the Fed) plans to taper (or reduce) its bond purchases. Internal strife in Syria with the potential to bring global powers to loggerheads also dampened sentiment. In September, markets were buoyed by the prospect of a diplomatic resolution to Syria's conflict. Sentiment was further boosted as the Fed indicated that the timeline for the

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA WORLD GROWTH FUND

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    inevitable reduction in its support for ultra-low interest rates would be pushed back. The international economic backdrop was relatively benign for most of the period, as Europe continued to show signs of emerging from recession and China remained on track to post growth sufficient to support economic improvement globally.

o   WHAT FACTORS DROVE THE FUND'S PERFORMANCE RELATIVE TO THE INDEX?

    Security selection in the health care sector was a leading contributor to relative performance versus the benchmark. Within this sector, the Fund's overweight positions in cardiovascular medical device maker St. Jude Medical, Inc. and health care products maker Bayer AG boosted relative results. Stock selection in the basic materials sector was another positive contributor, in particular an overweight allocation to diversified technology company 3M Co. In addition, an underweight to energy and stock selection within the sector both benefited relative performance.

    Elsewhere, the Fund's overweight positions in advertising marketing firm WPP plc; media firm Time Warner Cable, Inc; medical products manufacturer HOYA Corp.; human resource services firm Adecco S.A.; and ground delivery service company United Parcel Service, Inc. "B" contributed to relative results. In addition, not holding weak-performing diversified technology products and services company International Business Machines Corp. boosted relative performance.

    Stock selection in the retail sector was a leading detractor from performance relative to the Index, as was security selection in the financial services sector. Within financial services, the Fund's holdings of poor-performing firms ICICI Bank Ltd. ADR and Itau Unibanco Holding S.A. ADR weighed on relative results. In addition, stock selection in the technology sector constrained relative performance, especially a lack of exposure to computer and personal electronics maker Apple, Inc.

    You will find a complete list of securities that the Fund owns on pages
    12-17.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    Stocks in other sectors that detracted from relative performance included overweight positions in management consulting firm Accenture plc "A"; brewer Heineken N.V.; international food producer DANONE S.A.; wine and alcoholic beverage producer Pernod Ricard S.A.; industrial gas supplier Linde AG; and oil and gas turnkey contractor Saipem S.p.A.

    The Fund's modest cash position, maintained to provide liquidity for new purchases, detracted from performance versus the benchmark in a period when equity markets rose. Finally, while all of MFS' investment decisions are driven by individual company fundamentals, the fund's currency exposures were a contributor to performance versus the benchmark.

o   WHAT IS THE MARKET OUTLOOK AND HOW IS THE FUND POSITIONED?

    MFS continues to favor a number of consumer staples and media companies, which MFS believes have strong brands and diverse geographical footprints that should enable them to grow at above-average rates. MFS also remains overweight in several high-quality luxury retailers, whose long-term growth and return prospects are increasingly being driven by the strong economic growth and expanding wealth in emerging markets. Medical technology and life sciences stocks are also an area of focus, as MFS believes they have found a number of attractively valued companies with growth opportunities driven by distinct product advantages.

    MFS has avoided metals and mining companies that are sensitive to commodity prices. Instead, the portfolio holds a number of industrial gas and specialty chemical companies, which MFS believes have more sustainable growth and return prospects. While the portfolio has been underweight integrated energy companies, most of whom are facing declining reserves and increasing costs, it holds several oil service companies that MFS believes are better positioned to benefit from long-term global energy exploration demand.

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4  | USAA WORLD GROWTH FUND

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    The portfolio has largely avoided telecommunication and electric power companies because MFS sees limited opportunities for those segments to experience above-market levels of growth. A continued underweight in financials is driven by the belief that most developed market commercial banks and insurance companies cannot grow faster than global gross domestic product through a full cycle, as well as concerns around regulatory risk and increased capital requirements going forward.

    Over the past few years, against the backdrop of a tepid economic recovery and various macroeconomic concerns, global equity markets have provided overall positive but uneven returns across different regions. MFS has maintained a consistent focus on company fundamentals and valuations, taking advantage of relative valuation shifts resulting from short-term volatility in the market. In the near term, markets may continue to be impacted by uncertainty surrounding the transition from ultra-accommodative to more neutral monetary policies, and investors may look for confirmation that companies' revenue and earnings can continue to grow in the face of modest economic growth globally. Longer term, equity markets need to be supported by more balanced global growth. In MFS' view, the components of such growth will require a continued recovery in the United States, a successful transition to a more consumer-driven economy in China, structural reforms in Japan, and an increase in consumer confidence in Europe.

    Through its exposure to high-quality companies, MFS believes the portfolio remains well positioned to outperform the market over the long term, regardless of particular stages of the economic cycle.

    Thank you for your investment in the Fund.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA WORLD GROWTH FUND SHARES (FUND SHARES) (Ticker Symbol: USAWX)


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                                           11/30/13                    5/31/13
--------------------------------------------------------------------------------

Net Assets                             $1,022.4 Million           $879.2 Million
Net Asset Value Per Share                   $26.97                    $24.24


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
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   5/31/13-11/30/13*            1 Year            5 Years            10 Years

        11.26%                  28.02%             17.84%             10.10%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
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   1 Year                           5 Years                          10 Years

   27.74%                            17.32%                            9.74%


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                         EXPENSE RATIOS AS OF 5/31/13**
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                                      1.25%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

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6  | USAA WORLD GROWTH FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                USAA WORLD GROWTH               LIPPER
                   FUND SHARES            GLOBAL FUNDS INDEX        MSCI WORLD INDEX
11/30/03           $10,000.00                $10,000.00               $10,000.00
12/31/03            10,599.27                 10,603.25                10,626.60
01/31/04            10,791.12                 10,825.73                10,797.12
02/29/04            11,051.47                 11,056.90                10,977.92
03/31/04            11,010.36                 11,009.65                10,905.07
04/30/04            10,935.00                 10,725.04                10,681.72
05/31/04            11,024.07                 10,761.35                10,770.85
06/30/04            11,257.02                 10,942.45                11,000.32
07/31/04            10,900.74                 10,533.54                10,641.16
08/31/04            10,887.04                 10,539.60                10,687.93
09/30/04            11,133.69                 10,821.33                10,890.12
10/31/04            11,435.16                 11,079.93                11,156.61
11/30/04            12,031.24                 11,697.83                11,742.68
12/31/04            12,540.97                 12,127.47                12,190.94
01/31/05            12,351.80                 11,896.92                11,916.46
02/28/05            12,660.07                 12,276.51                12,293.95
03/31/05            12,421.86                 12,020.96                12,056.35
04/30/05            12,141.62                 11,751.71                11,792.63
05/31/05            12,295.75                 11,951.31                12,002.16
06/30/05            12,232.70                 12,079.05                12,106.01
07/31/05            12,737.14                 12,556.39                12,528.89
08/31/05            12,891.27                 12,711.27                12,623.30
09/30/05            13,101.46                 13,050.09                12,951.17
10/31/05            12,884.27                 12,755.36                12,636.96
11/30/05            13,150.50                 13,160.16                13,058.02
12/31/05            13,510.65                 13,569.38                13,347.32
01/31/06            14,124.43                 14,266.76                13,943.32
02/28/06            14,162.32                 14,166.99                13,922.56
03/31/06            14,472.99                 14,529.58                14,228.70
04/30/06            14,935.22                 14,926.89                14,660.70
05/31/06            14,632.12                 14,374.59                14,159.90
06/30/06            14,730.63                 14,343.25                14,155.75
07/31/06            14,957.95                 14,345.61                14,244.10
08/31/06            15,374.71                 14,722.63                14,613.83
09/30/06            15,632.35                 14,924.23                14,788.08
10/31/06            16,049.11                 15,401.57                15,330.85
11/30/06            16,443.14                 15,841.99                15,706.27
12/31/06            16,747.50                 16,187.79                16,025.60
01/31/07            17,083.12                 16,437.37                16,214.78
02/28/07            16,890.14                 16,271.62                16,130.41
03/31/07            17,074.73                 16,599.01                16,425.68
04/30/07            17,796.32                 17,233.77                17,150.08
05/31/07            18,098.38                 17,766.02                17,630.62
06/30/07            18,014.47                 17,740.18                17,494.63
07/31/07            17,636.90                 17,381.29                17,107.18
08/31/07            17,737.58                 17,352.04                17,094.21
09/30/07            18,450.78                 18,059.50                17,907.13
10/31/07            18,887.09                 18,675.04                18,456.37
11/30/07            18,551.46                 17,853.13                17,701.95
12/31/07            18,307.67                 17,689.28                17,473.57
01/31/08            17,045.70                 16,441.75                16,138.25
02/29/08            17,072.74                 16,295.02                16,044.85
03/31/08            17,334.15                 16,193.18                15,891.05
04/30/08            17,865.98                 16,902.12                16,726.25
05/31/08            18,154.43                 17,135.82                16,981.30
06/30/08            16,622.03                 15,718.71                15,626.92
07/31/08            16,387.67                 15,352.30                15,245.09
08/31/08            16,189.36                 15,183.51                15,030.95
09/30/08            14,774.14                 13,578.25                13,243.20
10/31/08            12,385.40                 11,138.40                10,732.27
11/30/08            11,520.04                 10,391.82                10,037.59
12/31/08            12,083.35                 10,830.21                10,359.63
01/31/09            10,880.65                 10,019.05                 9,452.07
02/28/09             9,828.29                  9,165.70                 8,484.56
03/31/09            10,636.36                  9,773.99                 9,124.37
04/30/09            11,660.53                 10,695.19                10,147.94
05/31/09            12,637.72                 11,661.39                11,067.40
06/30/09            12,675.30                 11,638.34                11,017.47
07/31/09            13,915.59                 12,610.18                11,950.62
08/31/09            14,347.81                 13,111.47                12,443.64
09/30/09            15,033.72                 13,590.12                12,939.62
10/31/09            14,751.84                 13,310.36                12,709.41
11/30/09            15,494.13                 13,828.26                13,228.75
12/31/09            15,873.19                 14,194.32                13,466.30
01/31/10            15,202.76                 13,655.62                12,909.73
02/28/10            15,401.05                 13,845.92                13,091.71
03/31/10            16,348.15                 14,654.37                13,902.49
04/30/10            16,310.29                 14,710.96                13,904.44
05/31/10            14,653.70                 13,347.17                12,577.89
06/30/10            14,303.45                 12,948.25                12,141.49
07/31/10            15,505.66                 13,973.82                13,125.84
08/31/10            14,814.62                 13,437.88                12,635.78
09/30/10            16,310.29                 14,754.41                13,814.02
10/31/10            17,010.79                 15,344.90                14,328.94
11/30/10            16,613.20                 15,035.04                14,019.59
12/31/10            17,807.40                 16,094.79                15,050.38
01/31/11            17,931.19                 16,322.84                15,390.40
02/28/11            18,493.03                 16,845.32                15,929.26
03/31/11            18,416.85                 16,879.47                15,772.17
04/30/11            19,588.14                 17,511.27                16,442.21
05/31/11            19,435.78                 17,134.22                16,101.11
06/30/11            19,178.66                 16,808.66                15,846.40
07/31/11            18,759.67                 16,428.70                15,559.07
08/31/11            17,350.31                 15,108.35                14,462.82
09/30/11            15,721.93                 13,556.62                13,213.66
10/31/11            17,550.29                 14,968.93                14,580.44
11/30/11            17,283.65                 14,700.96                14,224.45
12/31/11            17,032.95                 14,491.95                14,216.54
01/31/12            17,974.95                 15,416.58                14,929.97
02/29/12            18,926.57                 16,181.58                15,659.28
03/31/12            19,474.47                 16,286.98                15,860.61
04/30/12            19,320.67                 16,000.16                15,680.49
05/31/12            17,696.20                 14,571.01                14,326.89
06/30/12            18,445.95                 15,219.63                15,056.92
07/31/12            18,734.32                 15,431.66                15,250.49
08/31/12            19,330.28                 15,701.89                15,637.11
09/30/12            19,810.90                 16,104.41                16,066.72
10/31/12            19,839.73                 16,091.23                15,958.15
11/30/12            20,445.31                 16,272.82                16,162.49
12/31/12            21,020.25                 16,797.62                16,466.45
01/31/13            22,213.92                 17,630.81                17,305.24
02/28/13            22,408.01                 17,593.96                17,333.81
03/31/13            22,883.54                 17,994.50                17,741.12
04/30/13            23,213.50                 18,506.61                18,298.47
05/31/13            23,524.05                 18,626.04                18,305.38
06/30/13            22,961.18                 18,215.76                17,854.33
07/31/13            24,281.01                 19,136.38                18,794.29
08/31/13            23,572.57                 18,735.78                18,394.25
09/30/13            24,863.29                 19,675.54                19,314.20
10/31/13            25,639.66                 20,362.98                20,070.22
11/30/13            26,173.41                 20,743.08                20,426.90

                                   [END CHART]

                         Data from 11/30/03 to 11/30/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund Shares to the following benchmarks:

o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Funds category.

o The unmanaged MSCI World Index reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA WORLD GROWTH FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: USWGX)

--------------------------------------------------------------------------------
                                           11/30/13                    5/31/13
--------------------------------------------------------------------------------
Net Assets                             $17.9 Million               $8.5 Million
Net Asset Value Per Share                  $26.87                     $24.17

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
   5/31/13-11/30/13*            1 Year              Since Inception 8/01/10
         11.17%                 27.67%                        15.81%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
         1 Year                                     Since Inception 8/01/10
         27.36%                                               16.23%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 5/31/13**
--------------------------------------------------------------------------------
   Before Reimbursement      1.63%             After Reimbursement      1.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.60% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which exclude acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

================================================================================

8  | USAA WORLD GROWTH FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA WORLD GROWTH                                               LIPPER
                FUND ADVISER SHARES            MSCI WORLD INDEX             GLOBAL FUNDS INDEX
07/31/10             $10,000.00                    $10,000.00                   $10,000.00
08/31/10               9,321.02                      9,626.65                     9,616.47
09/30/10              10,256.10                     10,524.29                    10,558.61
10/31/10              10,696.84                     10,916.59                    10,981.18
11/30/10              10,446.69                     10,680.91                    10,759.44
12/31/10              11,190.54                     11,466.23                    11,517.82
01/31/11              11,262.39                     11,725.27                    11,681.02
02/28/11              11,615.65                     12,135.80                    12,054.91
03/31/11              11,567.75                     12,016.12                    12,079.35
04/30/11              12,298.22                     12,526.60                    12,531.49
05/31/11              12,196.43                     12,266.73                    12,261.66
06/30/11              12,028.78                     12,072.67                    12,028.69
07/31/11              11,765.33                     11,853.77                    11,756.77
08/31/11              10,879.19                     11,018.59                    10,811.90
09/30/11               9,855.34                     10,066.91                     9,701.45
10/31/11              10,998.94                     11,108.19                    10,712.13
11/30/11              10,831.29                     10,836.98                    10,520.36
12/31/11              10,668.98                     10,830.96                    10,370.79
01/31/12              11,259.70                     11,374.49                    11,032.48
02/29/12              11,850.41                     11,930.12                    11,579.93
03/31/12              12,187.96                     12,083.50                    11,655.36
04/30/12              12,091.52                     11,946.28                    11,450.10
05/31/12              11,072.84                     10,915.03                    10,427.37
06/30/12              11,543.00                     11,471.21                    10,891.53
07/31/12              11,717.80                     11,618.68                    11,043.27
08/31/12              12,085.49                     11,913.23                    11,236.65
09/30/12              12,386.87                     12,240.53                    11,524.70
10/31/12              12,398.93                     12,157.81                    11,515.27
11/30/12              12,772.64                     12,313.49                    11,645.22
12/31/12              13,126.94                     12,545.06                    12,020.78
01/31/13              13,867.35                     13,184.10                    12,617.04
02/28/13              13,982.65                     13,205.87                    12,590.67
03/31/13              14,273.96                     13,516.17                    12,877.30
04/30/13              14,480.30                     13,940.80                    13,243.78
05/31/13              14,668.43                     13,946.07                    13,329.25
06/30/13              14,316.44                     13,602.43                    13,035.64
07/31/13              15,135.74                     14,318.54                    13,694.46
08/31/13              14,686.64                     14,013.77                    13,407.78
09/30/13              15,487.73                     14,714.64                    14,080.30
10/31/13              15,973.24                     15,290.62                    14,572.24
11/30/13              16,307.03                     15,562.36                    14,844.25

                                   [END CHART]

                        Data from 07/31/10 to 11/30/13.*

                      See page 7 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the Lipper Global Funds Index and the MSCI World Index is calculated from the end of the month of July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                              o TOP 10 INDUSTRIES o
                                 AS OF 11/30/13
                                (% of Net Assets)

Household Products................................................... 5.3%
Asset Management & Custody Banks..................................... 5.3%
Pharmaceuticals...................................................... 5.0%
Aerospace & Defense.................................................. 4.9%
Movies & Entertainment............................................... 4.9%
Industrial Gases..................................................... 4.5%
Packaged Foods & Meat................................................ 4.3%
Diversified Banks.................................................... 4.0%
Health Care Equipment................................................ 3.6%
Distillers & Vintners................................................ 3.6%

                           o TOP 10 EQUITY HOLDINGS o
                                 AS OF 11/30/13
                                (% of Net Assets)

Walt Disney Co. ..................................................... 3.0%
Linde AG ............................................................ 2.8%
Nestle S.A. ......................................................... 2.7%
Reckitt Benckiser Group plc ......................................... 2.5%
Honeywell International, Inc. ....................................... 2.4%
Bayer AG ............................................................ 2.3%
Diageo plc .......................................................... 2.3%
Thermo Fisher Scientific, Inc. ...................................... 2.2%
Visa, Inc. "A" ...................................................... 2.2%
State Street Corp. .................................................. 2.1%

You will find a complete list of securities that the Fund owns on pages
12-17.

================================================================================

10  | USAA WORLD GROWTH FUND

================================================================================

                      o COUNTRY ALLOCATION -- 11/30/2013 o

                        [PIE CHART OF COUNTRY ALLOCATION]

UNITED STATES                                                        45.6%
UNITED KINGDOM                                                       10.9%
SWITZERLAND                                                           8.7%
FRANCE                                                                8.0%
GERMANY                                                               8.0%
NETHERLANDS                                                           4.8%
OTHER*                                                               14.0%

                                   [END CHART]

* Includes countries with less than 3% of portfolio and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            COMMON STOCKS (98.1%)

            CONSUMER DISCRETIONARY (18.4%)
            ------------------------------
            ADVERTISING (2.4%)
   144,180  Omnicom Group, Inc.                                                       $   10,302
   659,920  WPP plc                                                                       14,588
                                                                                      ----------
                                                                                          24,890
                                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (3.5%)
   216,342  Burberry Group plc                                                             5,406
   127,238  Compagnie Financiere Richemont S.A.                                           12,929
    96,633  LVMH Moet Hennessy - Louis Vuitton S.A.                                       18,218
                                                                                      ----------
                                                                                          36,553
                                                                                      ----------
            AUTO PARTS & EQUIPMENT (0.8%)
   136,900  Delphi Automotive plc                                                          8,015
                                                                                      ----------
            AUTOMOTIVE RETAIL (0.8%)
    17,883  AutoZone, Inc.*                                                                8,255
                                                                                      ----------
            CABLE & SATELLITE (1.2%)
   353,700  British Sky Broadcasting Group plc                                             4,740
    60,150  Time Warner Cable, Inc.                                                        8,314
                                                                                      ----------
                                                                                          13,054
                                                                                      ----------
            CASINOS & GAMING (0.4%)
   597,114  William Hill plc                                                               3,768
                                                                                      ----------
            FOOTWEAR (0.4%)
    51,930  NIKE, Inc. "B"                                                                 4,110
                                                                                      ----------
            GENERAL MERCHANDISE STORES (0.7%)
   110,670  Target Corp.                                                                   7,075
                                                                                      ----------
            MOTORCYCLE MANUFACTURERS (0.2%)
    33,250  Harley-Davidson, Inc.                                                          2,228
                                                                                      ----------
            MOVIES & ENTERTAINMENT (4.9%)
   245,690  Time Warner, Inc.                                                             16,145
    48,550  Viacom, Inc. "B"                                                               3,892
   436,490  Walt Disney Co.                                                               30,790
                                                                                      ----------
                                                                                          50,827
                                                                                      ----------

================================================================================

12  | USAA WORLD GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            RESTAURANTS (2.4%)
   841,290  Compass Group plc                                                         $   12,678
   110,928  McDonald's Corp.                                                              10,801
    25,470  Whitbread plc                                                                  1,487
                                                                                      ----------
                                                                                          24,966
                                                                                      ----------
            SPECIALTY STORES (0.7%)
   272,760  Sally Beauty Holdings, Inc.*                                                   7,675
                                                                                      ----------
            Total Consumer Discretionary                                                 191,416
                                                                                      ----------
            CONSUMER STAPLES (17.1%)
            ------------------------
            BREWERS (2.9%)
    93,905  Carlsberg A.S. "B"                                                            10,289
   291,402  Heineken N.V.                                                                 19,810
                                                                                      ----------
                                                                                          30,099
                                                                                      ----------
            DISTILLERS & VINTNERS (3.6%)
   745,964  Diageo plc                                                                    23,753
   118,644  Pernod Ricard S.A.                                                            13,450
                                                                                      ----------
                                                                                          37,203
                                                                                      ----------
            DRUG RETAIL (0.2%)
    34,130  Walgreen Co.                                                                   2,020
                                                                                      ----------
            FOOD RETAIL (0.2%)
    33,300  Lawson, Inc.                                                                   2,441
                                                                                      ----------
            HOUSEHOLD PRODUCTS (5.3%)
   223,399  Colgate-Palmolive Co.                                                         14,702
    44,465  Procter & Gamble Co.                                                           3,745
   327,698  Reckitt Benckiser Group plc                                                   26,323
   365,138  Svenska Cellulosa AB "B"                                                      10,660
                                                                                      ----------
                                                                                          55,430
                                                                                      ----------
            PACKAGED FOODS & MEAT (4.3%)
   224,006  DANONE S.A.                                                                   16,278
   381,858  Nestle S.A.                                                                   27,890
                                                                                      ----------
                                                                                          44,168
                                                                                      ----------
            SOFT DRINKS (0.6%)
   130,770  Dr. Pepper Snapple Group, Inc.                                                 6,311
                                                                                      ----------
            Total Consumer Staples                                                       177,672
                                                                                      ----------
            ENERGY (3.3%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (2.9%)
   127,200  National-Oilwell Varco, Inc.                                                  10,367
   195,335  Saipem S.p.A.                                                                  4,385

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
   176,410  Schlumberger Ltd.                                                         $   15,598
                                                                                      ----------
                                                                                          30,350
                                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
   375,300  INPEX Corp.                                                                    4,352
                                                                                      ----------
            Total Energy                                                                  34,702
                                                                                      ----------
            FINANCIALS (14.1%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (5.3%)
   492,921  Bank of New York Mellon Corp.                                                 16,611
   169,708  Franklin Resources, Inc.                                                       9,400
   160,189  Julius Baer Group Ltd.                                                         7,508
   300,340  State Street Corp.                                                            21,808
                                                                                      ----------
                                                                                          55,327
                                                                                      ----------
            CONSUMER FINANCE (1.4%)
   174,960  American Express Co.                                                          15,011
                                                                                      ----------
            DIVERSIFIED BANKS (4.0%)
    16,631  Credicorp Ltd.                                                                 2,137
   162,776  Erste Group Bank AG                                                            5,731
   496,400  Grupo Financiero Banorte S.A. "O"                                              3,404
   137,880  ICICI Bank Ltd. ADR                                                            4,944
   524,611  Itau Unibanco Holding S.A. ADR                                                 7,381
    10,138  Komercni Banka A.S.                                                            2,328
   997,040  Sberbank of Russia(a)                                                          3,156
   524,584  Standard Chartered plc                                                        12,434
                                                                                      ----------
                                                                                          41,515
                                                                                      ----------
            DIVERSIFIED CAPITAL MARKETS (1.0%)
   566,824  UBS AG                                                                        10,806
                                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (1.1%)
    66,324  Goldman Sachs Group, Inc.                                                     11,205
                                                                                      ----------
            REINSURANCE (0.7%)
    78,218  Swiss Re AG                                                                    6,960
                                                                                      ----------
            SPECIALIZED FINANCE (0.6%)
    80,217  Deutsche Boerse AG                                                             6,204
                                                                                      ----------
            Total Financials                                                             147,028
                                                                                      ----------
            HEALTH CARE (12.5%)
            -------------------
            HEALTH CARE EQUIPMENT (3.6%)
   217,720  Medtronic, Inc.                                                               12,480
    51,710  Sonova Holding AG                                                              7,206
   310,790  St. Jude Medical, Inc.                                                        18,156
                                                                                      ----------
                                                                                          37,842
                                                                                      ----------

================================================================================

14  | USAA WORLD GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            HEALTH CARE SUPPLIES (0.8%)
   172,570  DENTSPLY International, Inc.                                              $    8,207
                                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (3.1%)
   229,070  Thermo Fisher Scientific, Inc.                                                23,102
    92,490  Waters Corp.*                                                                  9,205
                                                                                      ----------
                                                                                          32,307
                                                                                      ----------
            PHARMACEUTICALS (5.0%)
   178,081  Bayer AG                                                                      23,762
    73,780  Johnson & Johnson                                                              6,984
    76,571  Merck KGaA                                                                    13,287
    27,333  Roche Holding AG                                                               7,620
                                                                                      ----------
                                                                                          51,653
                                                                                      ----------
            Total Health Care                                                            130,009
                                                                                      ----------
            INDUSTRIALS (14.6%)
            -------------------
            AEROSPACE & DEFENSE (4.9%)
   280,250  Honeywell International, Inc.                                                 24,805
    60,940  MTU Aero Engines Holding AG                                                    5,728
   185,630  United Technologies Corp.                                                     20,579
                                                                                      ----------
                                                                                          51,112
                                                                                      ----------
            AIR FREIGHT & LOGISTICS (1.7%)
   176,920  United Parcel Service, Inc. "B"                                               18,113
                                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (2.9%)
   231,743  Legrand S.A.                                                                  12,793
    23,440  Rockwell Automation, Inc.                                                      2,662
   175,008  Schneider Electric S.A.                                                       14,817
                                                                                      ----------
                                                                                          30,272
                                                                                      ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.7%)
    91,190  Adecco S.A.                                                                    7,022
                                                                                      ----------
            INDUSTRIAL CONGLOMERATES (1.9%)
   148,725  3M Co.                                                                        19,856
                                                                                      ----------
            MARINE (0.2%)
    15,830  Kuehne & Nagel International AG                                                2,051
                                                                                      ----------
            RAILROADS (1.8%)
   164,356  Canadian National Railway Co.                                                 18,490
                                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (0.5%)
    27,740  Brenntag AG                                                                    4,927
                                                                                      ----------
            Total Industrials                                                            151,843
                                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (11.3%)
            ------------------------------
            APPLICATION SOFTWARE (0.2%)
    17,780  Dassault Systemes S.A.                                                    $    2,041
                                                                                      ----------
            COMMUNICATIONS EQUIPMENT (0.6%)
   271,990  Cisco Systems, Inc.                                                            5,780
                                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (2.2%)
   110,241  Visa, Inc. "A"                                                                22,430
                                                                                      ----------
            ELECTRONIC COMPONENTS (1.7%)
   108,740  Amphenol Corp. "A"                                                             9,243
   330,100  HOYA Corp.                                                                     8,929
                                                                                      ----------
                                                                                          18,172
                                                                                      ----------
            IT CONSULTING & OTHER SERVICES (2.0%)
   267,530  Accenture plc "A"                                                             20,725
                                                                                      ----------
            OFFICE ELECTRONICS (0.6%)
   185,000  Canon, Inc.                                                                    6,158
                                                                                      ----------
            SEMICONDUCTORS (1.9%)
   142,080  Altera Corp.                                                                   4,582
   159,530  Microchip Technology, Inc.                                                     6,906
     5,871  Samsung Electronics Co. Ltd.                                                   8,288
                                                                                      ----------
                                                                                          19,776
                                                                                      ----------
            SYSTEMS SOFTWARE (2.1%)
    65,510  Check Point Software Technologies Ltd.*                                        4,052
   507,980  Oracle Corp.                                                                  17,927
                                                                                      ----------
                                                                                          21,979
                                                                                      ----------
            Total Information Technology                                                 117,061
                                                                                      ----------
            MATERIALS (6.8%)
            ----------------
            INDUSTRIAL GASES (4.5%)
    39,491  Air Liquide S.A.                                                               5,505
   142,006  Linde AG                                                                      29,002
    93,380  Praxair, Inc.                                                                 11,790
                                                                                      ----------
                                                                                          46,297
                                                                                      ----------
            SPECIALTY CHEMICALS (2.3%)
   187,146  AkzoNobel N.V.                                                                14,096
   116,390  International Flavors & Fragrances, Inc.                                      10,283
                                                                                      ----------
                                                                                          24,379
                                                                                      ----------
            Total Materials                                                               70,676
                                                                                      ----------
            Total Common Stocks (cost: $667,624)                                       1,020,407
                                                                                      ----------

================================================================================

16  | USAA WORLD GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.7%)

            MONEY MARKET FUNDS (1.7%)
17,762,690  State Street Institutional Liquid Reserve Fund, 0.07%(b) (cost: $17,763)  $   17,763
                                                                                      ----------

            TOTAL INVESTMENTS (COST: $685,387)                                        $1,038,170
                                                                                      ==========

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $1,017,251              $3,156             $-      $1,020,407

Money Market Instruments:
  Money Market Funds                         17,763                   -              -          17,763
------------------------------------------------------------------------------------------------------
Total                                    $1,035,014              $3,156             $-      $1,038,170
------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through November 30, 2013, common stocks with a fair value of $378,571,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 52.5% of net assets at November 30, 2013. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Security was fair valued at November 30, 2013, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by the Trust's Board of Trustees (the Board). The total value of all such securities was $3,156,000, which represented 0.3% of net assets of the Fund.

    (b) Rate represents the money market fund annualized seven-day yield at November 30, 2013.

     *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA WORLD GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $685,387)          $1,038,170
  Cash denominated in foreign currencies (identified cost of $739)              740
  Receivables:
    Capital shares sold                                                       1,349
    Dividends and interest                                                    1,662
    Securities sold                                                             176
                                                                         ----------
      Total assets                                                        1,042,097
                                                                         ----------
LIABILITIES
  Payables:
    Securities purchased                                                        775
    Capital shares redeemed                                                     289
  Accrued management fees                                                       658
  Accrued transfer agent's fees                                                  38
  Other accrued expenses and payables                                            72
                                                                         ----------
      Total liabilities                                                       1,832
                                                                         ----------
        Net assets applicable to capital shares outstanding              $1,040,265
                                                                         ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $  663,749
  Accumulated undistributed net investment income                             6,483
  Accumulated net realized gain on investments                               17,237
  Net unrealized appreciation of investments                                352,783
  Net unrealized appreciation of foreign currency translations                   13
                                                                         ----------
        Net assets applicable to capital shares outstanding              $1,040,265
                                                                         ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,022,395/37,901 shares outstanding)     $    26.98
                                                                         ==========
    Adviser Shares (net assets of $17,870/665 shares outstanding)        $    26.87
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $185)                   $  6,678
  Interest                                                                   7
                                                                      --------
      Total income                                                       6,685
                                                                      --------
EXPENSES
  Management fees                                                        3,745
  Administration and servicing fees:
    Fund Shares                                                            704
    Adviser Shares                                                          11
  Transfer agent's fees:
    Fund Shares                                                            960
  Distribution and service fees (Note 6F):
    Adviser Shares                                                          18
  Custody and accounting fees:
    Fund Shares                                                            125
    Adviser Shares                                                           2
  Postage:
    Fund Shares                                                             35
  Shareholder reporting fees:
    Fund Shares                                                             25
  Trustees' fees                                                             7
  Registration fees:
    Fund Shares                                                             23
    Adviser Shares                                                          14
  Professional fees                                                         39
  Other                                                                      9
                                                                      --------
      Total expenses                                                     5,717
                                                                      --------
NET INVESTMENT INCOME                                                      968
                                                                      --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                      9,862
  Change in net unrealized appreciation/depreciation of:
    Investments                                                         92,585
    Foreign currency translations                                           34
                                                                      --------
      Net realized and unrealized gain                                 102,481
                                                                      --------
  Increase in net assets resulting from operations                    $103,449
                                                                      ========

See accompanying notes to financial statements.

================================================================================

20  | USAA WORLD GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited), and year ended
May 31, 2013

--------------------------------------------------------------------------------------
                                                            11/30/2013       5/31/2013
--------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                     $      968        $  6,848
  Net realized gain on investments                               9,862          12,302
  Net realized loss on foreign currency transactions                 -             (42)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                 92,585         186,697
    Foreign currency translations                                   34              14
                                                            --------------------------
    Increase in net assets resulting from operations           103,449         205,819
                                                            --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                      -          (6,556)
    Adviser Shares                                                   -             (44)
                                                            --------------------------
      Total distributions of net investment income                   -          (6,600)
                                                            --------------------------
  Net realized gains:
     Fund Shares                                                     -            (310)
     Adviser Shares                                                  -              (3)
                                                            --------------------------
       Total distributions of net realized gains                     -            (313)
                                                            --------------------------
     Distributions to shareholders                                   -          (6,913)
                                                            --------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                   41,568          66,494
  Adviser Shares                                                 7,580             816
                                                            --------------------------
     Total net increase in net assets from capital share
       transactions                                             49,148          67,310
                                                            --------------------------
  Net increase in net assets                                   152,597         266,216

NET ASSETS
  Beginning of period                                          887,668         621,452
                                                            --------------------------
  End of period                                             $1,040,265        $887,668
                                                            ==========================
Accumulated undistributed net investment income:
  End of period                                             $    6,483        $  5,515
                                                            ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

The Fund consists of two classes of shares: World Growth Fund Shares (Fund Shares) and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

================================================================================

22  | USAA WORLD GROWTH FUND

================================================================================

    Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

        the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

24  | USAA WORLD GROWTH FUND

================================================================================

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

26  | USAA WORLD GROWTH FUND

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2013, there were no custodian and other bank credits.

G. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2013, the Adviser Shares incurred redemption fees of $2,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2013, the Fund paid CAPCO facility fees of $3,000, which represents 1.5% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2013.

================================================================================

28  | USAA WORLD GROWTH FUND

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2013, the Fund had no pre-enactment capital loss carryforwards and no post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended November 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2013, were $85,388,000 and $37,810,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

As of November 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2013, were $363,164,000 and $10,381,000, respectively, resulting in net unrealized appreciation of $352,783,000.

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                  SIX-MONTH PERIOD ENDED       YEAR ENDED
                                    NOVEMBER 30, 2013         MAY 31, 2013
-------------------------------------------------------------------------------
                                  SHARES       AMOUNT      SHARES        AMOUNT
                                  ---------------------------------------------
FUND SHARES:
Shares sold                        4,880     $123,296       9,075     $ 201,436
Shares issued from reinvested
  dividends                            -            -         313         6,761
Shares redeemed                   (3,242)     (81,728)     (6,570)     (141,703)
                                  ---------------------------------------------
Net increase from capital share
  transactions                     1,638     $ 41,568       2,818     $  66,494
                                  =============================================
ADVISER SHARES:
Shares sold                          327     $  7,914          36     $     829
Shares issued from reinvested
  dividends                            -            -           -*            1
Shares redeemed**                    (13)        (334)         (1)          (14)
                                  ---------------------------------------------
Net increase from capital share
  transactions                       314     $  7,580          35     $     816
                                  =============================================

*Represents less than 500 shares.
**Net of redemption fees.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this

================================================================================

30  | USAA WORLD GROWTH FUND

================================================================================

agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Global Funds Index over the performance period. The Lipper Global Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
 1.00% to 4.00%                     0.04%
 4.01% to 7.00%                     0.05%
 7.01% and greater                  0.06%

(1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $3,745,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $167,000 and $2,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.04% and 0.02%, respectively.

B. SUBADVISORY ARRANGEMENT(s) -- The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee based on the aggregate average net assets in the USAA World Growth Fund and the USAA International Fund combined, in an annual amount of 0.33% on the first $2 billion of assets, 0.30% of assets over $2 billion and up to $3 billion, and 0.25% on assets over $3 billion. For the six-month period ended November 30, 2013, the Manager incurred subadvisory fees, paid or payable to MFS, of $1,446,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended

================================================================================

32  | USAA WORLD GROWTH FUND

================================================================================

    November 30, 2013, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $704,000 and $11,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2013, the Fund reimbursed the Manager $13,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2014, to limit the annual expenses of the Adviser Shares to 1.60% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2013, the Adviser Shares incurred no reimbursable expenses.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts held with such intermediaries. For the six-month period ended November 30, 2013, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $960,000 and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $18,000.

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2013, USAA and its affiliates owned 315,000 shares, which represent 47.4% of the Adviser Shares and 0.8% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

34  | USAA WORLD GROWTH FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                               NOVEMBER 30,                   YEAR ENDED MAY 31,
                              ------------------------------------------------------------------------
                                    2013         2013       2012        2011        2010          2009
                              ------------------------------------------------------------------------
Net asset value at
  beginning of period         $    24.24     $  18.41   $  20.41    $  15.48    $  13.47      $  20.15
                              ------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .02          .19        .17         .16         .12           .18
  Net realized and
    unrealized gain (loss)          2.72         5.85      (2.01)       4.88        2.02         (6.34)
                              ------------------------------------------------------------------------
Total from investment
  operations                        2.74         6.04      (1.84)       5.04        2.14         (6.16)
                              ------------------------------------------------------------------------
Less distributions from:
  Net investment income                -         (.20)      (.16)       (.11)       (.13)         (.21)
  Realized capital gains               -         (.01)         -           -           -          (.31)
                              ------------------------------------------------------------------------
Total distributions                    -         (.21)      (.16)       (.11)       (.13)         (.52)
                              ------------------------------------------------------------------------
Net asset value at
  end of period               $    26.98     $  24.24   $  18.41    $  20.41    $  15.48      $  13.47
                              ========================================================================
Total return (%)*                  11.30        32.93      (8.95)      32.63       15.78(a)     (30.32)
Net assets at
  end of period (000)         $1,022,395     $879,178   $615,644    $642,494    $434,958      $364,118
Ratios to average
  net assets:**
  Expenses (%)(b)                   1.19(c)      1.25       1.30        1.29        1.34(a)       1.42
  Net investment income (%)          .21(c)       .93        .96         .95         .76          1.31
Portfolio turnover (%)                 4           12         12          17          15            20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $937,495,000.
(a) During the year ended May 31, 2010, SAS reimbursed the Fund Shares
    $116,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.03%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED                                       PERIOD ENDED
                                     NOVEMBER 30,         YEAR ENDED MAY 31,               MAY 31,
                                    ---------------------------------------------------------------
                                         2013            2013            2012               2011***
                                    ---------------------------------------------------------------
Net asset value at
  beginning of period                 $ 24.17          $18.37          $20.38             $16.79
                                      ----------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                  (.00)(a)         .13             .12                .12
  Net realized and
    unrealized gain (loss)               2.70            5.82           (2.01)              3.57
                                      ----------------------------------------------------------
Total from investment operations         2.70            5.95           (1.89)              3.69
                                      ----------------------------------------------------------
Less distributions from:
  Net investment income                     -            (.14)           (.12)              (.10)
  Realized capital gains                    -            (.01)              -                  -
                                      ----------------------------------------------------------
Total distributions                         -            (.15)           (.12)              (.10)
                                      ----------------------------------------------------------
Net asset value at end of period      $ 26.87          $24.17          $18.37             $20.38
                                      ==========================================================
Total return (%)*                       11.17           32.47           (9.26)             22.02
Net assets at end of period (000)     $17,870          $8,490          $5,808             $6,435
Ratios to average net assets:**
  Expenses (%)(b)                        1.40(c)         1.60            1.60               1.60(c)
  Expenses, excluding
    reimbursements (%)(b)                1.40(c)         1.63            1.76               1.92(c)
  Net investment income (loss) (%)       (.02)(c)         .59             .64                .80(c)
Portfolio turnover (%)                      4              12              12                 17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $14,640,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

36  | USAA WORLD GROWTH FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2013, through November 30, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                    BEGINNING           ENDING           DURING PERIOD*
                                  ACCOUNT VALUE      ACCOUNT VALUE        JUNE 1, 2013 -
                                   JUNE 1, 2013    NOVEMBER 30, 2013    NOVEMBER 30, 2013
                                  -------------------------------------------------------
FUND SHARES
Actual                              $1,000.00         $1,113.00              $6.30

Hypothetical
  (5% return before expenses)        1,000.00          1,019.10               6.02

ADVISER SHARES
Actual                               1,000.00          1,111.70               7.41

Hypothetical
  (5% return before expenses)        1,000.00          1,018.05               7.08

* Expenses are equal to the annualized expense ratio of 1.19% for Fund Shares and 1.40% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 11.30% for Fund Shares and 11.17% for Adviser Shares for the six-month period of June 1, 2013, through November 30, 2013.

================================================================================

38  | USAA WORLD GROWTH FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   23412-0114                                (C)2014, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     01/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.